Transamerica Insurance & Investment Group
Transamerica Occidental Life Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

Telephone:  213-742-3129
Fax:  213-741-6623




March 9, 2007



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-5  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-51916)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-5 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

AEGON/Transamerica Asset Allocation - Conservative Portfolio - Initial Class AEGON/Transamerica Asset Allocation -Growth Portfolio - Initial Class AEGON/Transamerica Asset Allocation -Moderate Growth Portfolio Initial Class AEGON/Transamerica Asset Allocation -Moderate Portfolio - Initial Class

AEGON/Transamerica Capital Guardian Global -Initial Class
AEGON/Transamerica Capital Guardian Value -Initial Class

AEGON/Transamerica Clarion Global Real Estate Securities - Initial Class AEGON/Transamerica Federated Growth & Income - Initial Class AEGON/Transamerica Great Companies TechnologySM - Initial Class AEGON/Transamerica JP Morgan Mid-Cap Value - Initial Class* AEGON/Transamerica Marsico Growth - Initial Class AEGON/Transamerica Mercury Large Cap Value - Initial Class AEGON/Transamerica PIMCO Total Return - Initial Class AEGON/Transamerica Templeton Great Companies Global - Initial Class AEGON/Transamerica Third Avenue Value - Initial Class

AEGON/Transamerica Transamerica Convertible Securities - Initial Class AEGON/Transamerica Transamerica Equity - Initial Class AEGON/Transamerica Transamerica Growth Opportunities - Initial Class AEGON/Transamerica Transamerica Money Market - Initial Class AEGON/Transamerica Transamerica U.S. Government Securities - Initial Class AEGON/Transamerica Van Kampen Mid-Cap Growth - Initial Class

Alger American Income & Growth - Class O

AllianceBernstein VP Growth and Income Portfolio- Class B
AllianceBernstein VP Large Cap Growth Portfolio - Class B

Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares

Fidelity VIP Contrafund(R) Portfolio - Service Class 2 Fidelity VIP Equity-Income Portfolio - Service Class 2 Fidelity VIP Index 500 Portfolio - Service Class 2

Franklin Small Cap Value Securities Fund - Class 2
Franklin Small-Midcap Growth Securities Fund - Class 2

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares

MFS(R) Emerging Growth Series - Initial Class
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class

PIMCO VIT Real Return - Admin Class
PIMCO VIT StocksPLUS Growth & Income - Admin Class

Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio

Van Kampen UIF Core Plus Fixed Income - Class 1 Van Kampen UIF Emerging Markets Equity - Class 1 Van Kampen UIF High Yield - Class 1 Van Kampen UIF International Magnum - Class 1

These Annual Reports are for the period ending December 31, 2006 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity: AEGON/Transamerica Asset Allocation - Conservative Portfolio - Initial Class AEGON/Transamerica Asset Allocation -Growth Portfolio - Initial Class AEGON/Transamerica Asset Allocation -Moderate Growth Portfolio Initial Class AEGON/Transamerica Asset Allocation -Moderate Portfolio - Initial Class AEGON/Transamerica Capital Guardian Global -Initial Class AEGON/Transamerica Capital Guardian Value -Initial Class AEGON/Transamerica Clarion Global Real Estate Securities - Initial Class AEGON/Transamerica Federated Growth & Income - Initial Class AEGON/Transamerica Great Companies TechnologySM - Initial Class AEGON/Transamerica JP Morgan Mid-Cap Value - Initial Class* AEGON/Transamerica Marsico Growth - Initial Class AEGON/Transamerica Mercury Large Cap Value - Initial Class AEGON/Transamerica PIMCO Total Return - Initial Class AEGON/Transamerica Templeton Great Companies Global - Initial Class AEGON/Transamerica Third Avenue Value - Initial Class AEGON/Transamerica Transamerica Convertible Securities - Initial Class AEGON/Transamerica Transamerica Equity - Initial Class AEGON/Transamerica Transamerica Growth Opportunities - Initial Class AEGON/Transamerica Transamerica Money Market - Initial Class AEGON/Transamerica Transamerica U.S. Government Securities - Initial Class AEGON/Transamerica Van Kampen Mid-Cap Growth - Initial Class
File No.:         811-4419
Date of Filing:   3-8-07
Accession No.     0001104659-07-017423
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:    2-21-07
Accession No.     0000930413-07-001459
CIK:     0000930413


Entity:  AllianceBernstein VP Growth and Income - Class B
AllianceBernstein VP Large Cap Growth - Class B
File No.:         811-05398
Date of Filing:  3-5-07
Accession No.  0000936772-07-000036
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares
File No.:         811-08673
Date of Filing:    3-1-07
Accession No.     :  0001056707-07-000003
CIK:     0001056707


Entity:  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
File No.:         811-7044
Date of Filing:    2-16-07
Accession No.:  0000890064-07-000001
CIK:     0000890064

Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   2-21-07
Accession No.      0000813383-07-000003
CIK:     0000813383


Entity:  Fidelity VIP Contrafund(R) Portfolio - Service Class 2
         Fidelity VIP Equity Income Portfolio - Service Class 2
         Fidelity VIP Index 500 Portfolio - Service Class 2
File No.:         811-03329
Date of Filing:   3-1-07
Accession No.     0000880195-07-000041
CIK:     0000356494


Entity:  Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund - Class 2
File No.:         811-5583
Date of Filing:   3-1-07
Accession No.     0001193125-07-044063
CIK:     0000837274


Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-23-07
Accession No.     0001104659-07-013367
CIK:     0000906185


Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:   2-28-07
Accession No.     0000950156-07-000116
CIK:  0000918571

Entity:   Premier VIT OpCap Managed Portfolio
         Premier VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   3-7-07
Accession No.     0001047469-07-017009
CIK:     0000923185


Entity:   PIMCO VIT StocksPlus Growth and Income - Admin Class
         PIMCO VIT Real Return - Admin Class
File No.: 811-08399
Date of Filing: 3-8-07
Accession No.:  0001193125-07-049621
CIK: 0001047304


Entity:  Van Kampen UIF Core Plus Fixed Income - Class 1
         Van Kampen UIF Emerging Markets Equity - Class 1
         Van Kampen UIF High Yield - Class 1
         Van Kampen UIF International Magnum - Class 1
File No.:         811-4419
Date of Filing:   3-9-07
Accession No.     0001104659-07-017762
CIK:     0001011378